Intangible Assets, Net and Goodwill - Assumptions used in fair value calculations of goodwill and intangible assets (Details) - Cable Segment	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 multiple
Bottom Of Range
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)	3.70%	4.90%
Discount rate (as a percentage)	11.40%	11.50%
Pre-tax discount rate	13.30%	13.20%
Multiple of sales	2.0	2.0
Multiple of EBITDA (as defined)	6.1	5.5
Top Of Range
Intangible Assets, Net and Goodwill
Long-term growth rate (as a percentage)	3.70%	4.90%
Discount rate (as a percentage)	12.20%	12.30%
Pre-tax discount rate	16.00%	15.30%
Multiple of sales	2.8	2.9
Multiple of EBITDA (as defined)	7.4	7.1